DEI Document	Jan. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 21, 2026
Entity Registrant Name	HALLIBURTON COMPANY
Entity Central Index Key	0000045012
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $2.50 per share
Entity File Number	001-03492
Entity Tax Identification Number	75-2677995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 North Sam Houston Parkway East,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	871-2699
Trading Symbol	HAL
Written Communications	false
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange, Inc.
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas, Inc.
Document Information [Line Items]
Security Exchange Name	CHX